Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule of Reinsurance Treaties
The amounts related to this reinsurance treaty are as follows:

Three Months Ended September 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$186	$201	$2,063
Maiden Insurance Company	310	335	3,437
Technology Insurance Company	124	134	1,375
Total	$620	$670	$6,875

Three Months Ended September 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$39,451	$13,730	$25,021
Maiden Insurance Company	65,752	19,609	41,702
Technology Insurance Company	26,301	8,339	16,681
Total	$131,504	$41,678	$83,404

Nine Months Ended September 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$12,859	$4,100	$11,370
Maiden Insurance Company	21,432	6,776	18,936
Technology Insurance Company	8,573	2,719	7,593
Total	$42,864	$13,595	$37,899

Nine Months Ended September 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$126,714	$40,660	$80,054
Maiden Insurance Company	211,190	64,492	133,423
Technology Insurance Company	84,476	26,293	53,369
Total	$422,380	$131,445	$266,846
The amounts related to these reinsurance treaties are as follows:

September 30, 2014	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
Wesco	$(3,738)	$—	$(623)
AARC	560	97	(344)

December 31, 2013	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(200)	$836	$1,359
Wesco	(1,067)	—	13
AARC	457	78	(281)

Three Months Ended September 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
Wesco	$5,310	$(1,320)	$3,825
AARC	(344)	111	(148)

Three Months Ended September 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$986	$(92)	$653
Wesco	4,041	(1,151)	2,108
AARC	(254)	122	(141)

Nine Months Ended September 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
Wesco	15,978	(4,062)	12,511
AARC	(967)	284	(514)

Nine Months Ended September 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$3,225	$(549)	$1,835
Wesco	10,490	(2,976)	5,996
AARC	(879)	311	(552)

Schedule of Percentage Participation by Reinsurer
The percentage breakdown by reinsurer of such 50% is as follows:

Name of Insurer	Percentage Participation
ACP Re Ltd.	30%
Maiden Insurance Company, a subsidiary of Maiden	50%
Technology Insurance Company, a subsidiary of AmTrust	20%

Schedule of Effects of Recoveries of Acquisition Costs from Reinsured Contracts
These amounts have been netted against acquisition and other underwriting costs in the accompanying consolidated statements of income.

September 30, 2014	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$34,090	$61	$7,594
Maiden Insurance Company	62,407	(6)	12,329
Technology Insurance Company	22,727	40	5,062
Total	$119,224	$95	$24,985

December 31, 2013	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$74,997	$7,669	$30,604
Maiden Insurance Company	124,995	12,782	51,021
Technology Insurance Company	49,998	4,958	20,408
Total	$249,990	$25,409	$102,033